Contractual Residual Maturity of Available for Sale Debt Securities Other Than Asset and Mortgage Backed Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Amortized Cost
Amortized Cost	₨ 4,416,934.2	$ 58,217.1	₨ 4,241,981.6
Fair Value
Total	4,388,563.1	57,843.2	4,275,449.9
Debt securities, other than asset and mortgage-backed securities
Amortized Cost
Within one year	881,418.9
Over one year through five years	1,492,816.4
Over five years through ten years	1,334,162.1
Over ten years	565,558.0
Amortized Cost	4,273,955.4		4,084,551.2
Fair Value
Within one year	882,468.1	11,631.3
Over one year through five years	1,503,308.7	19,814.3
Over five years through ten years	1,314,014.4	17,319.3
Over ten years	544,854.3	7,181.4
Total	₨ 4,244,645.5	$ 55,946.3	₨ 4,114,247.9